Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Finance Costs, net [Abstract]
Interest expense	$ 32,065	$ 33,389	$ 41,741
Less: Interest capitalized	(3,430)	(2,384)	(1,945)
Interest expense, net	28,635	31,005	39,796
Interest swap cash settlements non-hedging	2,201	3,231	5,012
Bunkers swap cash settlements	7,427	997	(151)
Bunker call options premium	1,414	1,199	0
Amortization of loan fees	1,268	1,245	1,101
Bank charges	137	240	379
Finance project costs expensed	1,261	0	0
Amortization of deferred loss on de-designated financial instruments	0	154	877
Change in fair value of non-hedging financial instruments	(9,116)	5,003	(6,097)
Net gain on the prepayment of a loan	(3,208)	0	0
Net total	$ 30,019	$ 43,074	$ 40,917